UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 580
Omaha, NE 68124
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
1125 South 103rd Street, Suite 580
Omaha, NE 68124
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 85.63%
Administrative and Support Services - 5.39%
Booking Holdings, Inc. (a)	2,700	$1,768,506	$5,299,047
PayPal Holdings, Inc. (a)	35,000	871,561	3,625,650
TransUnion	10,000	827,801	811,100
		$3,467,868	$9,735,797
Air Transportation - 0.96%
Delta Air Lines, Inc. (a)	30,000	$1,565,766	$1,728,000
Amusement, Gambling, and Recreation Industries - 2.17%
The Walt Disney Co.	30,000	$1,588,580	$3,909,600
Beverage and Tobacco Product Manufacturing - 0.99%
PepsiCo, Inc.	13,000	$632,331	$1,782,300
Broadcasting (except Internet) - 1.50%
Comcast Corp. - Class A	60,000	$1,381,050	$2,704,800
Building Material and Garden Equipment and Supplies Dealers - 2.02%
Home Depot, Inc.	11,000	$1,466,586	$2,552,220
Lowe's Companies, Inc.	10,000	812,074	1,099,600
		$2,278,660	$3,651,820
Chemical Manufacturing - 3.43%
Amgen, Inc. (a)	10,000	$1,609,947	$1,935,100
Ecolab, Inc.	15,000	1,436,988	2,970,600
Johnson & Johnson	10,000	866,300	1,293,800
		$3,913,235	$6,199,500
Computer and Electronic Product Manufacturing - 14.44%
Alphabet, Inc. - Class A (a)	4,000	$847,059	$4,884,560
Alphabet, Inc. - Class C (a)	4,010	844,083	4,888,190
Apple, Inc. (a)	65,000	1,105,345	14,558,050
Thermo Fisher Scientific, Inc. (a)	6,000	879,267	1,747,620
		$3,675,754	$26,078,420
Credit Intermediation and Related Activities - 6.10%
Ameriprise Financial, Inc.	10,000	$971,393	$1,471,000
Capital One Financial Corp.	30,000	864,556	2,729,400
JPMorgan Chase & Co.	30,000	1,721,192	3,530,700
Wells Fargo & Co.	65,000	1,722,623	3,278,600
		$5,279,764	$11,009,700
Data Processing, Hosting and Related Services - 1.15%
Fiserv, Inc. (a)	20,000	$971,166	$2,071,800
Electrical Equipment, Appliance, and Component Manufacturing - 0.92%
Eaton Corp. Plc	20,000	$863,312	$1,663,000
Food Services and Drinking Places - 1.47%
Starbucks Corp. (a)	30,000	$561,001	$2,652,600
Health and Personal Care Stores - 0.28%
Ulta Beauty, Inc. (a)	2,000	$648,215	$501,300
Insurance Carriers and Related Activities - 3.51%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$4,160,400
UnitedHealth Group, Inc.	10,000	2,439,168	2,173,200
		$3,117,817	$6,333,600
Machinery Manufacturing - 1.58%
Roper Technologies, Inc.	8,000	$335,931	$2,852,800
Nonstore Retailers - 4.81%
Amazon.com, Inc. (a)	5,000	$1,231,664	$8,679,550
Oil and Gas Extraction - 1.62%
Continental Resources, Inc. (a)	47,000	$1,375,415	$1,447,130
EOG Resources, Inc.	20,000	2,044,419	1,484,400
		$3,419,834	$2,931,530
Other Information Services - 2.17%
Facebook, Inc. - Class A (a)	22,000	$2,108,799	$3,917,760
Petroleum and Coal Products Manufacturing - 1.45%
Chevron Corp.	22,000	$1,206,019	$2,609,200

Professional, Scientific, and Technical Services - 13.62%
IQVIA Holdings, Inc. (a)	10,000	$1,144,668	$1,493,800
MasterCard, Inc. - Class A	57,000	983,398	15,479,490
salesforce.com, Inc. (a)	5,000	764,137	742,200
Visa, Inc. - Class A	40,000	1,087,480	6,880,400
		$3,979,683	$24,595,890
Publishing Industries (except Internet) - 5.67%
Adobe, Inc. (a)	6,000	$1,567,424	$1,657,500
Autodesk, Inc. (a)	10,000	1,519,526	1,477,000
Microsoft Corp.	35,000	3,890,069	4,866,050
Palo Alto Networks, Inc. (a)	11,000	2,379,070	2,242,130
		$9,356,089	$10,242,680
Rail Transportation - 2.51%
Union Pacific Corp.	28,000	$806,918	$4,535,440
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.62%
BlackRock, Inc.	10,000	$2,494,204	$4,456,400
S&P Global, Inc.	13,000	2,334,390	3,184,740
The Charles Schwab Corp.	60,000	2,486,456	2,509,800
		$7,315,050	$10,150,940
Transportation Equipment Manufacturing - 0.84%
Boeing Co.	4,000	$1,343,458	$1,521,880
Truck Transportation - 1.41%
Old Dominion Freight Line, Inc. (a)	15,000	$2,058,036	$2,549,550

TOTAL COMMON STOCKS		$63,106,000	$154,609,457

EXCHANGE TRADED FUNDS - 5.15%
Funds, Trusts, and Other Financial Vehicles - 5.15%
iShares Core S&P Mid-Cap ETF	28,000	$2,616,677	$5,410,440
iShares Core S&P Small-Cap ETF	50,000	1,904,342	3,892,000

TOTAL EXCHANGE TRADED FUNDS		$4,521,019	$9,302,440

SHORT-TERM INVESTMENTS - 9.41%
Mutual Funds - 9.41%
First American Treasury Obligations Fund - Class X, 1.869% (b)	16,993,724	$16,993,724	$16,993,724

TOTAL SHORT-TERM INVESTMENTS		$16,993,724	$16,993,724

TOTAL INVESTMENTS - 100.19%		$84,620,743	$180,905,621
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%			(338,689)
TOTAL NET ASSETS - 100.00%			$180,566,932

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of September 30, 2019.

The accompanying notes are an integral part of this Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical investments.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2019, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$154,609,457	$-	$-	$154,609,457
Exchange Traded Funds	9,302,440	-	-	9,302,440
Short-Term Investments	16,993,724	-	-	16,993,724
Total Investments in Securities	$180,905,621	$-	$-	$180,905,621

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date  November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date  November 22, 2019

By (Signature and Title)*  /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date  November 22, 2019

By (Signature and Title)*  /s/ Nancy K. Dodge
Nancy K. Dodge, Secretary, Treasurer, CCO,
Principal Financial Officer
Date  November 22, 2019

* Print the name and title of each signing officer under his or her signature.